Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - Other Current Liabilities [Member] - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Rental and freight logistics deposits received		$ 4,286	$ 3,498
Payables for long-term assets		1,326	1,360
Government subsidies		1,070	1,467
Contract liabilities		1,040	1,142
Cash collected on behalf of the customers	[1]	81	181
Service payables		4	12
Contingent liability		169	258
Consideration deposit received from a third party	[2]	2,824
Advance from third party	[2]	7,201
Others		253	503
Total		18,254	8,421
Less: accrued expenses and other current liabilities		(16,258)	(6,551)
Other non-current liabilities		$ 1,996	$ 1,870

[1]	The Company collects the goods considerations from the recipients after they deliver the goods to the determined locations on behalf of the customers, and will pay to the customers on a regular basis.
[2]	On September 26, 2023, the Company entered into a shareholder agreement with a third party. Pursuant to the agreement: (i) the Company will develop the land together with the third party through SF Smart as a project management company. (ii) the third party will obtain 51% equity interest in Pingtan SF for a consideration of approximately $7.2 million (RMB51.0 million). (iii) the third party and the Company will advance approximately $7.2 million (RMB51.0 million) and $6.9 million (RMB49.0 million) to SF Smart, respectively, these advances are due on demand, with interest rate at the loan prime rate for one-year of the People’s Bank of China. As of December 31, 2023, the Company received the advance from this third party in full of approximately $7.2 million (RMB51.0 million) and the consideration deposit of approximately $2.8 million (approximately RMB20.0 million) for the equity interest. Subsequently on January 12, 2024, the Company received the remaining equity consideration approximately $4.4 million (RM31.0 million) from the third party. The transaction was completed on March 13, 2024.